Long-term Debt and Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) (10-K) (Parenthetical)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Convertible Debt One [Member]
Convertible notes payable, interest rate	8.00%	8.00%	8.00%
Debt issuance date	Oct. 31, 2020	Oct. 31, 2020	Aug. 31, 2019
Due date	Sep. 30, 2021	Sep. 30, 2021	May 31, 2020
Convertible Debt One [Member]
Debt issuance date		Aug. 31, 2019
Due date		May 31, 2020
Convertible Debt Two [Member]
Convertible notes payable, interest rate	8.00%	8.00%	8.00%
Debt issuance date	Apr. 30, 2021	Apr. 30, 2021	Oct. 31, 2019
Due date	Apr. 30, 2022	Apr. 30, 2022	Aug. 31, 2020
Convertible Debt Two [Member]
Debt issuance date		Oct. 31, 2019
Due date		Aug. 31, 2020
Convertible Debt Three [Member]
Convertible notes payable, interest rate		8.00%	8.00%
Debt issuance date		Jan. 31, 2020	Jan. 31, 2020
Due date		Nov. 30, 2020	Nov. 30, 2020
Convertible Debt Four [Member]
Convertible notes payable, interest rate		8.00%	8.00%
Debt issuance date		Oct. 31, 2020	Oct. 31, 2020
Due date		Sep. 30, 2021	Sep. 30, 2021